Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Cross-Currency Swap Contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 2,008	$ 36,582
Costless Collar Contracts | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	2,466	638
Costless Collar Contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	552	2,979
Foreign Exchange Contract | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 1,887